7. STOCKHOLDERS' EQUITY: Schedule of Share-based Compensation (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Employee Benefits and Share-based Compensation	$ 8,371	$ 35,527
Share-based compensation, other	$ 54,300	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Forfeited	200,000	0